NEUBERGER BERMAN EQUITY FUNDS(R)

Supplement to the Prospectuses dated December 19, 2005

NEUBERGER BERMAN EQUITY FUNDS:
         NEUBERGER BERMAN INTERNATIONAL FUND
         NEUBERGER BERMAN INTERNATIONAL INSTITUTIONAL FUND

On July 31, 2006, each of Neuberger Berman International Fund and Neuberger Berman International Institutional Fund will discontinue all sales of its shares, except shares purchased:

o by existing shareholders (including shares acquired through the reinvestment of dividends and distributions);
o   by 401(k) plans currently invested in the Fund;
o   by 401(k) plans that have committed to invest in the Fund prior to June
    30, 2006 and that begin investing on or before July 31, 2006;
o   by asset allocation programs currently invested in the Fund; or
o by asset allocation programs that have committed to invest in the Fund prior to June 30, 2006 and that begin investing on or before September 30, 2006.

THE DATE OF THIS SUPPLEMENT IS JUNE 12, 2006.

                                           NEUBERGER BERMAN
                                           A LEHMAN BROTHERS COMPANY
                                           NEUBERGER BERMAN MANAGEMENT INC.
                                           605 Third Avenue,  2nd Floor
                                           New York, NY  10158-0180
                                           SHAREHOLDER SERVICES
                                           800.877.9700
                                           INSTITUTIONAL SERVICES
                                           800.366.6264
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